UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05537

Nicholas Money Market Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2005

Date of reporting period: 06/30/2005

Item 1. Report to Stockholders.

August 2005

Report to Fellow Shareholders:

For the first-half of 2005, short-term interest rates continued the steady ascent from their historic early 2004 lows. During the six-month period ended June 30, 2005, Nicholas Money Market Fund experienced an increase in its current and effective 30-day yields from 1.68% and 1.69% as of December 31, 2004 to period-end yields of 2.57% and 2.60%, respectively. Current and effective 30-day yields for the Fund just a year ago at June 30, 2004, were both only 0.63%.

Before the year began the Federal Reserve Board (the "Fed") professed a bias towards raising the federal funds target rate at a measurable pace, which in tandem would push general short-term rates higher. The Fed methodically raised the target rate in 2005 by a quarter-percentage point at each of its regularly scheduled meetings. As is often the case, the Fed was reacting to mixed economic data, some of which suggests slowing or stopping rate increases with other data signaling a need for continued hikes. Among items concerning the Fed in the first-half of 2005 was a slowing in the pace of spending growth, speculative activity in the housing market and the trade deficit. With price stability a core objective of the Fed, there were the usual concerns and mixed opinions on inflation. Some Fed members felt the core inflation rate was higher than they had expected and were concerned about unit labor costs and the uncertainty about the degree of slack in the labor markets. Other members suggested the core inflation rate was relatively restrained and factors influencing prices were flattening-out or moderating. Most members, regardless of how they viewed factors affecting the economy, believed that the current monetary policy was accommodating with regard to overall economic growth.

The Fund’s six-month total return at June 30, 2005 was 1.10%. For the period ending July 31, 2005, the Fund’s 30-day yields were up 19 basis points from the prior month-end continuing the trend of increasing short-term interest rates.

Selected yields are provided in the chart below for the periods ended June 30, 2005 and July 31, 2005:

	Yield As Of 06/30/2005	Yield As Of 07/31/2005
Current 7-day	2.51%	2.82%
Effective 7-day	2.54%	2.86%
Current 30-day	2.57%	2.76%
Effective 30-day	2.60%	2.79%

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more sor less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.   Performance date current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.html.

Yields are net of expenses and assume reinvestment of all dividends and distributions.

An investment in the Nicholas Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

As of June 30, 2005 the Fund’s dollar weighted average portfolio maturity was 34 days. The Fund was primarily invested in corporate commercial paper.

In August 2005, the Fed boosted the target rate to 3.50%. With oil prices rising precipitously in the current year, it is hard to believe that such increases will not have an effect on the broad based economy. A recent report showed consumer confidence was down from the previous month suggesting that consumers are worried about energy prices eating into disposable income. If sustained energy price increases slow down the economy enough, the Fed might not feel the need to continuously hike interest rates. However, higher oil prices would likely send inflation higher as producers try to push increased costs onto consumers. The inflationary pressures could more than offset a slowing economy and force the Fed to increase interest rate hikes. At their

August 2005 meeting the Fed mentioned that the current monetary policy that accommodates growth over price stability can be altered to a more neutral position at a pace that is likely to be measured, meaning short-term rates should continue to increase but not in dramatic fashion.

Thank you for your continued support.

Sincerely,

/s/ Jeffrey T. May

Jeffrey T. May

Portfolio Manager

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC.

-------------------------------------------------------------------------------
Portfolio Maturity (As a Percentage of Portfolio)
June 30, 2005 (unaudited)
-------------------------------------------------------------------------------

        BAR CHART PLOT POINTS
        1 Day .....................................................     2.45%
        2-7 Days ..................................................    14.36%
        8-30 Days .................................................    33.05%
        31-60 Days ................................................    31.96%
        61-90 Days ................................................    15.99%
        > 90 Days .................................................     2.19%

-------------------------------------------------------------------------------
Fund Expenses
For the six month period ended June 30, 2005 (unaudited)
-------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses.  The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.

The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period*
                       12/31/04         06/30/05       01/01/05 - 06/30/05
        ------------------------------------------------------------------
        Actual        $1,000.00        $1,011.00               $2.64
        Hypothetical   1,000.00         1,022.37                2.66
         (5% return before expenses)

        * Expenses are equal to the Fund's six-month annualized expense ratio of 0.53%, multiplied by the average account value over the period, multiplied by 181 then divided by 365 to reflect the one-half year period.

Statement of Net Assets
June 30, 2005 (unaudited)
-------------------------------------------------------------------------------

                                                    Yield to        Amortized
 Principal                             Maturity     Maturity          Cost
  Amount                                 Date      (Note 1(b))     (Note 1(a))
----------                            ----------  ------------    ------------
COMMERCIAL PAPER -- 100.25%
$1,000,000 Shell Finance (U.K.) PLC   07/01/2005      3.07%         $1,000,000
 1,225,000 Siemens Capital Company,
            LLC                       07/01/2005      3.03%          1,225,000
 1,100,000 General Electric Capital
            Corporation               07/05/2005      3.07%          1,099,632
 2,000,000 McGraw-Hill Companies,
            Inc. (The)                07/05/2005      3.05%          1,999,333
 1,300,000 Bank of America
            Corporation               07/06/2005      3.09%          1,299,453
   675,000 Prudential plc             07/06/2005      3.07%            674,718
 1,325,000 Prudential plc             07/06/2005      3.06%          1,324,448
   750,000 Shell Finance (U.K.) PLC   07/06/2005      3.06%            749,688
 1,750,000 Bank of America
            Corporation               07/07/2005      3.05%          1,749,125
 3,000,000 Fortune Brands, Inc.       07/07/2005      3.16%          2,998,450
 1,120,000 McGraw-Hill Companies,
            Inc. (The)                07/07/2005      3.08%          1,119,434
 1,000,000 Fortune Brands, Inc.       07/08/2005      3.20%            999,388
 1,500,000 Morgan Stanley             07/08/2005      3.09%          1,499,119
 1,750,000 Prudential plc             07/11/2005      3.10%          1,748,527
 1,750,000 Credit Suisse First Boston
           (USA) Inc.                 07/12/2005      3.11%          1,748,375
 1,000,000 Morgan Stanley             07/13/2005      3.13%            998,980
   235,000 General Electric Capital
            Corporation               07/14/2005      3.11%            234,742
 1,750,000 Morgan Stanley             07/14/2005      3.13%          1,748,066
 1,325,000 Citigroup Global Markets
            Inc.                      07/15/2005      3.09%          1,323,439
   600,000 Merrill Lynch & Co., Inc.  07/15/2005      3.28%            599,246
   900,000 Credit Suisse First Boston
           (USA) Inc.                 07/18/2005      3.09%            898,716
 1,420,000 Goldman Sachs Group,
            Inc. (The)                07/18/2005      3.28%          1,417,834
 1,190,000 General Electric Capital
            Corporation               07/19/2005      3.11%          1,188,191
 1,780,000 Wal-Mart Stores, Inc.      07/19/2005      3.16%          1,777,232
 1,175,000 Toyota Motor Credit
            Corporation               07/20/2005      3.10%          1,173,121
 2,280,000 Goldman Sachs Group,
            Inc. (The)                07/21/2005      3.30%          2,275,883
 1,500,000 Marshall & Ilsley
            Corporation               07/21/2005      3.13%          1,497,442
   145,000 UBS Finance (Delaware) LLC 07/21/2005      3.19%            144,747
 1,550,000 Marshall & Ilsley
            Corporation               07/22/2005      3.15%          1,547,206
   160,000 UBS Finance (Delaware) LLC 07/22/2005      3.16%            159,711
   950,000 American Honda Finance
            Corporation               07/25/2005      3.16%            948,037
   500,000 Prudential plc             07/25/2005      3.17%            498,963
 2,000,000 Coca-Cola Enterprises Inc. 07/26/2005      3.15%          1,995,708
   900,000 Prudential Funding, LLC    07/27/2005      3.21%            897,953
   990,000 ChevronTexaco Funding
            Corporation               07/28/2005      3.26%            987,617
 1,670,000 ChevronTexaco Funding
            Corporation               07/29/2005      3.29%          1,665,792
 1,520,000 Coca-Cola Enterprises Inc. 08/01/2005      3.16%          1,515,942
 1,900,000 American Express Credit
            Corporation               08/02/2005      3.19%          1,894,731
 2,445,000 American Honda Finance
            Corporation               08/03/2005      3.17%          2,438,052
 1,000,000 Shell Finance (U.K.) PLC   08/03/2005      3.18%            997,149
 1,055,000 American Express Credit
            Corporation               08/04/2005      3.18%          1,051,891
 1,160,000 E.I. du Pont de Nemours
            and Company               08/05/2005      3.24%          1,156,414
 1,350,000 Citigroup Global Markets
            Inc.                      08/08/2005      3.21%          1,345,526
   570,000 Coca-Cola Enterprises Inc. 08/09/2005      3.18%            568,073
   200,000 General Electric Capital
            Corporation               08/10/2005      3.22%            199,300
   755,000 General Electric Capital
            Corporation               08/11/2005      3.23%            752,283
 2,340,000 E.I. du Pont de Nemours
            and Company               08/12/2005      3.23%          2,331,346
 1,000,000 Credit Suisse First Boston
            (USA) Inc.                08/15/2005      3.27%            995,988
 1,455,000 Bank of America
            Corporation               08/16/2005      3.24%          1,449,106
   600,000 Credit Suisse First Boston
            (USA) Inc.                08/17/2005      3.31%            597,454
   200,000 Barclays U.S. Funding LLC  08/18/2005      3.22%            199,160
   300,000 Barclays U.S. Funding LLC  08/18/2005      3.23%            298,736
   625,000 Barclays U.S. Funding LLC  08/18/2005      3.27%            622,333
   700,000 Barclays U.S. Funding LLC  08/18/2005      3.28%            696,995
   135,000 General Electric Capital
            Corporation               08/22/2005      3.26%            134,378
 2,250,000 Siemens Capital Company,
            LLC                       08/22/2005      3.31%          2,239,438
 3,850,000 ABN AMRO North America
            Finance Inc.              08/23/2005      3.24%          3,832,033
   450,000 Barclays U.S. Funding LLC  08/24/2005      3.32%            447,806
 1,400,000 Marshall & Ilsley
            Corporation               08/24/2005      3.27%          1,393,280
 1,185,000 Toyota Motor Credit
            Corporation               08/25/2005      3.26%          1,179,225
   650,000 LaSalle Bank Corporation   08/29/2005      3.27%            646,591
 1,650,000 Shell Finance (U.K.) PLC   08/30/2005      3.27%          1,641,200
   600,000 UBS Finance (Delaware) LLC 08/30/2005      3.32%            596,750
   350,000 UBS Finance (Delaware) LLC 08/30/2005      3.26%            348,139
 1,045,000 Toyota Motor Credit
            Corporation               08/31/2005      3.38%          1,039,139
   950,000 General Electric Capital
            Corporation               09/01/2005      3.28%            944,748
 1,150,000 Prudential Funding, LLC    09/02/2005      3.24%          1,143,620
   975,000 Barclays U.S. Funding LLC  09/06/2005      3.34%            969,066
   475,000 Barclays U.S. Funding LLC  09/06/2005      3.30%            472,145
   700,000 Barclays U.S. Funding LLC  09/06/2005      3.28%            695,818
   505,000 Toyota Motor Credit
            Corporation               09/07/2005      3.30%            501,919
 1,875,000 Wal-Mart Stores, Inc.      09/07/2005      3.37%          1,863,313
   500,000 E.I. du Pont de Nemours
            and Company               09/08/2005      3.28%            496,924
   585,000 Wal-Mart Stores, Inc.      09/13/2005      3.34%            581,068
   500,000 UBS Finance (Delaware) LLC 09/19/2005      3.33%            496,389
   850,000 UBS Finance (Delaware) LLC 09/23/2005      3.40%            843,415
   400,000 UBS Finance (Delaware) LLC 09/27/2005      3.45%            396,705
 1,475,000 UBS Finance (Delaware) LLC 09/27/2005      3.44%          1,462,885
 2,000,000 Prudential Funding, LLC    09/30/2005      3.42%          1,983,114
                                                                   -----------
                  TOTAL COMMERCIAL PAPER                            90,672,903
                                                                   -----------
VARIABLE RATE SECURITIES -- 0.01%
     8,206 Wisconsin Corporate Central
            Credit Union (1)          07/01/2005      3.04%              8,206
                                                                   -----------
                  TOTAL INVESTMENTS -- 100.26%                      90,681,109
                                                                   -----------
                  LIABILITIES, NET OF OTHER ASSETS -- (0.26%)         (233,718)
                                                                   -----------
                  TOTAL NET ASSETS
                   (basis of percentages disclosed above) -- 100%  $90,447,391
                                                                   -----------
                                                                   -----------
                  NET ASSET VALUE PER SHARE ($0.0001 par value,
                   3,000,000,000 shares authorized), offering
                   price and redemption price ($90,447,391/
                   90,447,391 shares outstanding)                        $1.00
                                                                         -----
                                                                         -----
(1) Subject to a demand feature as defined by the Securities and
     Exchange Commission.

    The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2005 (unaudited)
-------------------------------------------------------------------------------

INCOME
    Interest ..................................................     $1,221,283
                                                                    ----------
EXPENSES
    Management fee ............................................        133,059
    Accounting and administrative fees ........................         24,521
    Registration fees .........................................         21,340
    Transfer agent fees .......................................         21,235
    Audit and tax fees ........................................          8,250
    Legal fees ................................................          5,381
    Postage and mailing .......................................          5,287
    Accounting system and pricing service fees ................          5,119
    Directors' fees ...........................................          4,000
    Printing ..................................................          3,813
    Insurance .................................................          2,946
    Custodian fees ............................................          2,241
    Other operating expenses ..................................          2,140
                                                                    ----------
         Total expenses .......................................        239,332
                                                                    ----------
         Net investment income ................................     $  981,951
                                                                    ----------
                                                                    ----------

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 2005 (unaudited) and the year ended
December 31, 2004
-------------------------------------------------------------------------------
                                               Six Months
                                             Ended 06/30/05            2004
                                             --------------       ------------
INCREASE IN NET ASSETS
 FROM OPERATIONS
    Net investment income ..................  $    981,951        $    853,675
                                              ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income .............      (981,951)           (853,675)
                                              ------------        ------------
CAPITAL SHARE TRANSACTIONS (all at $1.00 per share)
    Proceeds from shares issued ............    20,571,239          40,521,567
    Reinvestment of distributions ..........       912,883             779,104
    Cost of shares redeemed ................   (21,119,667)        (52,280,862)
                                              ------------        ------------
              Increase (decrease) in net
               assets derived from capital
               share transactions ..........       364,455         (10,980,191)
                                              ------------        -------------
              Total increase (decrease) in
               net assets ..................       364,455         (10,980,191)
                                              ------------        -------------
NET ASSETS
    Beginning of period ....................    90,082,936         101,063,127
                                              ------------        ------------
    End of period ..........................  $ 90,447,391        $ 90,082,936
                                              ------------        ------------
                                              ------------        ------------

The accompanying notes to financial statements are an integral part of these statements.

Financial Highlights
For a share outstanding throughout the period
-------------------------------------------------------------------------------------------------

                                     Six Months                 Year Ended December 31,
                                  Ended 06/30/2005  ---------------------------------------------
                                     (unaudited)     2004      2003      2002      2001      2000
                                  ----------------   ----      ----      ----      ----      ----
NET ASSET VALUE,
 BEGINNING OF PERIOD .............      $1.00       $1.00     $1.00     $1.00     $1.00     $1.00
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income ..........       .011        .009      .007      .014      .037      .060
                                        -----       -----     -----     -----     -----     -----
  LESS DISTRIBUTIONS
  From net investment income .....      (.011)      (.009)    (.007)    (.014)    (.037)    (.060)
                                        -----       -----     -----     -----     -----     -----
NET ASSET VALUE, END OF PERIOD ...      $1.00       $1.00     $1.00     $1.00     $1.00     $1.00
                                        -----       -----     -----     -----     -----     -----
                                        -----       -----     -----     -----     -----     -----

TOTAL RETURN .....................      1.10% *      .91%      .75%     1.39%     3.81%     6.19%

SUPPLEMENTAL DATA:
Net assets,
 end of period (millions) ........      $90.4       $90.1    $101.1    $132.1    $143.8    $160.4
Ratio of expenses to
 average net assets ..............       .53% **     .48%      .43%      .42%      .44%      .45%
Ratio of net investment income
 to average net assets ...........      2.17% **     .91%      .75%     1.38%     3.78%     6.02%

 * Not annualized.
** Annualized.

     The accompanying notes to financial statements are an integral part of these highlights.

Notes to Financial Statements
June 30, 2005 (unaudited)
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Money Market Fund, Inc.(the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.
    The primary objective of the Fund is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.
    The following is a summary of the significant accounting policies of the
    Fund:

    (a)  Securities held by the Fund, which are purchased at a discount or premium, are valued utilizing the amortized cost method in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein.
         Amortized cost approximates market value and does not take into account unrealized gains or losses or the impact of fluctuating interest rates, rather a security is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.  Variable rate instruments purchased at par are valued at cost which approximates market value.  Investment transactions are generally accounted for on the trade date.

    (b)  Yield to maturity is calculated at date of purchase for commercial paper.  For variable rate securities, the yield to maturity is calculated based on current interest rate and payment frequency.

    (c)  The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchases investments which have maturities of 397 days or less.  As of June 30, 2005, the Fund's dollar-weighted average portfolio maturity was 34 days.  Days to maturity on variable rate securities are based on the number of days until the interest reset date or demand feature, whichever is longer.

    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute all of its net investment income and otherwise comply with the provisions of Subchapter M of the
         Internal Revenue Code applicable to regulated investment companies.

         The character of distributions made during the year from net investment income for financial reporting purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

         Dividends from net investment income of the Fund are accrued daily and paid monthly.  Net realized capital gains, if any, are distributed at least annually.  Any short-term capital gain distributions are included in ordinary income for tax purposes.  The Fund distributed
         $981,951 and $853,675 of ordinary income during the six months ended
         June 30, 2005 and the year ended December 31, 2004, respectively.
         There are no differences between the total cost of securities for financial reporting purposes and federal income tax purposes as of
         June 30, 2005.

    (e)  The preparation of financial statements in conformity with U.S.
         generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.

(2) Related Parties--
    (a)  Investment Adviser and Management Agreement --
         The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the
         "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .30% of the average net asset value of the Fund.
         As of June 30, 2005, the Fund owed the Adviser $26,551 for advisory, accounting and administrative services. The Adviser has voluntarily agreed to reimburse the Fund if total operating expenses (other than the management fee) incurred by the Fund exceed .50% of the average net assets for the year.  No such reimbursements were made in 2005.
         The Fund incurred expenses of $24,521 for accounting and
         administrative services during the period ended June 30, 2005.

    (b)  Independent Counsel --
         A director of the Adviser is affiliated with the law firm that provides services to the Fund.  The Fund incurred expenses of $3,185 for the period ended June 30, 2005 for legal services rendered by the law firm.

Approval of Investment Advisory Contract
(unaudited)
-------------------------------------------------------------------------------
In February 2005, the Board of Directors of the Fund renewed the one-year term of the Investment Advisory Agreement by and between the Fund and the Adviser through February 2006.  In connection with renewal of the Investment Advisory
Agreement, no changes to the amount or manner of calculation of the management fee or the terms of the agreement were proposed by Adviser or adopted by the
Board.  For the fiscal year ended December 31, 2004, the management fee was
0.30% and the Fund's total expense ratio (including the management fee) was
0.48%.  In renewing the Investment Advisory Agreement, the Board carefully considered the following factors on an absolute basis and relative to the
Fund's peer group:  (i) the Fund's expense ratio, which was low compared to the overall peer group; (ii) the Fund's performance on a short-term and long-term basis; (iii) the Fund's management fee; (iv) the overall performance of the market as measured by a number of different indices, including the Consumer
Price Index; and (v) the range and quality of the services offered by the
Adviser.  Specifically, the Board noted that the Fund rated among the top eighteen percent and top thirteen percent of money market funds for 12-month return and 30-day yield, respectively, within the Taxable First Tier Money Fund
Group as reported by "Money Market Insight," a publication of iMoneyNet, Inc.

The Board engaged in a continuation of the discussion held at its February meeting in connection with the approval of the Fund's Investment Advisory
Agreement with Nicholas Company, Inc.  The Board concluded that the nature and extent of the services to be provided were appropriate and that the Adviser had historically provided such services in accordance with the Board's expectations and the terms of the Advisory Agreement. Turning to the quality of services provided, the Board considered the Adviser's portfolio management capabilities and the scope and quality of its research capacity.  The Board also considered the Adviser's experience in fund accounting, administration and regulatory compliance.  The Board agreed that historically the quality of services provided by the Adviser had met or exceeded the Board's expectations and the service levels contemplated by the Advisory Agreement.

The Board previously considered estimates provided by management of the cost associated with obtaining services provided by the Adviser under the Advisory
Agreement from third-party service providers.  The Board also considered the advisory fee rate of peer funds with common asset levels and noted that the
Fund's fees were below average of the fees considered.  In addition, the Board considered Fund expenses absorbed by the Adviser, including those administrative costs and accounting fees due under the Advisory Agreement that had been waived prior to October 2004 and costs related to distribution through intermediaries.  The Board also considered the profits realized by the Adviser in connection with the management and distribution of the Fund, as expressed by the Adviser's management in general terms.  The Board expressed satisfaction that the Adviser's financial condition was strong and that it was capable of delivering the range of services contemplated by the Advisory Agreement.  In addition, the Board concluded that the services provided by the Adviser established a reasonable basis for the fee to be paid under the Advisory
Agreement. The Board expressed the opinion that the Adviser should not be penalized for providing services in an efficient manner allowing it to realize substantial profits.  The Board reasoned that the Fund and its shareholders ultimately benefited from such efficiencies created by the Adviser.  The Board further noted the benefit to shareholders of the Adviser's ability to provide competitive investment performance while the Fund maintained a below-average expense ratio.

The Board observed that the Adviser's realization of economies of scale was among the factors considered in its February Meeting.  Among other things, the
Board cited the ability of the Adviser to spread fixed costs and resources among the Fund's in the Nicholas complex, reducing the incremental costs to all shareholders.  The Board also considered that economies of scale might be realized from increases in the Fund's asset size and the size of the aggregate amount of assets under the Adviser's management.  Taking these factors into account, the Board concluded that any economies of scale realized would contribute to the Adviser's ability to provide services to the Fund at a reasonable fee, noting that management of the Nicholas fund complex is the primary source of the Adviser's revenues and expenses.  The Board further concluded that the existing management fee rate enables the Fund to benefit from such economies.

The Board determined that the Adviser had fully and adequately carried out the terms and conditions of its contract with the Fund.  The Board expressed satisfaction with the Fund's performance, management's control of expenses and the rate of the management fee for the Fund and the overall level of services provided.

Information on Proxy Voting
(unaudited)
-------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-227-5987 (toll-free) or 414-272-6133.  It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website, www.sec.gov.  A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund's website, www.nicholasfunds.com, and the SEC's website,
www.sec.gov.

Quarterly Portfolio Schedule
(unaudited)
------------------------------------------------------------------------------
The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q's are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Information on the
operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Nicholas Funds Services Offered
(unaudited)
-------------------------------------------------------------------------------
*     IRAs
      * Traditional      * SIMPLE
      * Roth             * SEP

*     Coverdell Education Accounts

*     Self-employed Master Retirement Plan
      * Profit Sharing   * Money Purchase

*     Automatic Investment Plan

*     Direct Deposit of Dividend and Capital Gain Distributions

*     Systematic Withdrawal Plan with Direct Deposit

*     Monthly Automatic Exchange between Funds

*     Telephone Redemption

*     Telephone Exchange

*     24-hour Automated Account Information (1-800-544-6547)

*     24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds
(1-800-544-6547).

                            Directors and Officers

                  ALBERT O. NICHOLAS, President and Director

                         TIMOTHY P. REILAND, Director

                          JAY H. ROBERTSON, Director

                  DAVID L. JOHNSON, Executive Vice President

                  THOMAS J. SAEGER, Executive Vice President

               JEFFREY T. MAY, Senior Vice President, Secretary,
                    Treasurer and Chief Compliance Officer

                   DAVID O. NICHOLAS, Senior Vice President

                  LAWRENCE J. PAVELEC, Senior Vice President

                       LYNN S. NICHOLAS, Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                   Custodian
                                U.S. BANK N.A.
                               Cincinnati, Ohio

                 Independent Registered Public Accounting Firm
                             DELOITTE & TOUCHE LLP
                             Milwaukee, Wisconsin

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                               SEMIANNUAL REPORT

                       NICHOLAS MONEY MARKET FUND, INC.

700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds.com

June 30, 2005

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ Albert O. Nicholas

Name: Albertd O. Nicholas

Title: Principal Executive Officer

Date: 08/31/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 08/31/2005

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 08/31/2005